Commitments	12 Months Ended
Dec. 31, 2019
Commitments
Commitments

(a) Lease obligations

	December 31, 2019	December 31, 2018
	(in €)
Commitments for minimum lease payments in relation to non-cancellable leases
Within one year	371,105	282,711
After one year but not more than five years	532,845	292,300
More than five years	—	—
Total	903,951	575,011

Anticipated future lease expenses were converted with the exchange rate as of December 31, 2019, 1 Euro = 1.1234 USD.

Lease obligations consist of payments pursuant to non-cancellable lease agreements mainly relating to the Company`s leases of office space. The lease terms of the Company`s premises expires in the next three years: Jena, Germany December, 2022, Martinsried, Germany May, 2022 and Ann Arbor, United States April, 2021.

(b) Other Commitments

	December 31, 2019	December 31, 2018
	(in €)
Commitments for minimum payments in relation to non-cancellable operating contracts or services:
Within one year	10,602,651	19,623,790
After one year but not more than five years	13,844,857	9,683,700
More than five years	—	—
Total	24,447,508	29,307,490

Anticipated future expenses were converted with the exchange rate as of December 31, 2019, 1 Euro = 1.1234 USD.

The Group enters into contracts in the normal course of business with CROs and clinical sites for the conduct of clinical trials, professional consultants for expert advice and other vendors for clinical supply manufacturing or other services.

During 2019, the Group did not enter into contracts to purchase property, plant and equipment or patents and trademarks (respectively nil in 2018).